UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald H. Oliver   Westport, Connecticut   August 10, 2012
         ----------------   ---------------------   ---------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total (x$1,000): $ 1,005,499

List of Included Managers:

         Andrew  J.  Knuth  Westport Advisers, LLC
         Edmund  H. Nicklin Westport Advisers LLC

List of Other Included Managers:
         No.     13F File Number           Name


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
           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- --------- ------ ----
Abbott Laboratories             COM       002824100        4,352       67,500  SH         Sole                    67,500
Air Products & Chemicals, Inc.  COM       009158106       11,302      140,000  SH         Sole                   140,000
Albemarle Corp.                 COM       012653101        7,592      127,300  SH         Sole                   127,300
American Eagle Outfitters, Inc  COM       02553E106        9,865      500,000  SH         Sole                   500,000
Amphenol Corp.                  COM       032095101       11,055      201,300  SH         Sole                   201,300
Anadarko Petroleum Corp.        COM       032511107       13,240      200,000  SH         Sole                   200,000
Arbitron, Inc.                  COM       03875Q108       12,817      366,214  SH         Sole                   366,214
Arthur J. Gallagher & Company   COM       363576109       14,148      403,424  SH         Sole                   403,424
Banner Corporation              COM       06652V208        4,562      208,213  SH         Sole                   208,213
Big Lots, Inc.                  COM       089302103       46,246    1,133,756  SH         Sole                 1,133,756
Brown & Brown, Inc.             COM       115236101       21,223      778,261  SH         Sole                   778,261
CA, Inc.                        COM       12673P105       12,328      455,089  SH         Sole                   455,089
CACI International, Inc.        COM       127190304       12,154      220,900  SH         Sole                   220,900
CVS Caremark Corp.              COM       126650100        8,976      192,090  SH         Sole                   192,090
Carter's Inc.                   COM       146229109        7,866      149,550  SH         Sole                   149,550
Charles River Laboratories Int  COM       159864107        4,423      135,000  SH         Sole                   135,000
Check Point Software Technolog  COM       M22465104       13,761      277,500  SH         Sole                   277,500
Checkpoint Systems, Inc.        COM       162825103        5,828      669,150  SH         Sole                   669,150
Chicago Bridge & Iron Company   COM       167250109        6,894      181,600  SH         Sole                   181,600
Cullen/Frost Bankers, Inc.      COM       229899109        4,024       70,000  SH         Sole                    70,000
Darden Restaurants, Inc.        COM       237194105       29,619      585,000  SH         Sole                   585,000
DeVry, Inc.                     COM       251893103       26,170      845,000  SH         Sole                   845,000
Dr. Pepper Snapple Group, Inc.  COM       26138E109       13,125      300,000  SH         Sole                   300,000
EOG Resources, Inc.             COM       26875P101       15,544      172,500  SH         Sole                   172,500
Entergy Corp.                   COM       29364G103        6,280       92,500  SH         Sole                    92,500
Express, Inc.                   COM       30219E103        3,002      165,200  SH         Sole                   165,200
FEI Company                     COM       30241L109       29,889      624,772  SH         Sole                   624,772
FMC Corp.                       COM       302491303       19,253      360,000  SH         Sole                   360,000
FedEx Corp.                     COM       31428X106        7,787       85,000  SH         Sole                    85,000
Forest Oil Corp.                COM       346091705        8,122    1,108,058  SH         Sole                 1,108,058
Fossil, Inc.                    COM       349882100        2,296       30,000  SH         Sole                    30,000
General Communication, Inc. -   COM       369385109        4,286      516,372  SH         Sole                   516,372
IPG Photonics Corp.             COM       44980X109       20,923      480,000  SH         Sole                   480,000
ITT Educational Services, Inc.  COM       45068B109       13,802      227,187  SH         Sole                   227,187
International Rectifier Corp.   COM       460254105        2,404      120,246  SH         Sole                   120,246
Interpublic Group of Companies  COM       460690100       10,049      926,192  SH         Sole                   926,192
JDA Software Group, Inc.        COM       46612K108        9,902      333,500  SH         Sole                   333,500
John Wiley & Sons, Inc. - Clas  COM       968223206        9,293      189,694  SH         Sole                   189,694
Laboratory Corporation of Amer  COM       50540R409       13,891      150,000  SH         Sole                   150,000
Lender Processing Services, In  COM       52602E102       13,525      535,000  SH         Sole                   535,000
Lone Pine Resources, Inc.       COM       54222A106        2,620      952,667  SH         Sole                   952,667
MSC Industrial Direct Company   COM       553530106       10,980      167,500  SH         Sole                   167,500
MasterCard, Inc. - Class A      COM       57636Q104       10,753       25,000  SH         Sole                    25,000
McCormick & Company, Inc.       COM       579780206       15,178      250,260  SH         Sole                   250,260
Orient Express Hotels Ltd. - C  COM       G67743107        6,753      806,827  SH         Sole                   806,827
Pall Corp.                      COM       696429307       14,936      272,500  SH         Sole                   272,500
Parametric Technology Corp.     COM       699173209       21,648    1,032,804  SH         Sole                 1,032,804
Plains Exploration & Productio  COM       726505100       34,505      980,827  SH         Sole                   980,827
Praxair, Inc.                   COM       74005P104       13,374      123,000  SH         Sole                   123,000
Precision Castparts Corp.       COM       740189105       72,952      443,503  SH         Sole                   443,503
QLogic Corp.                    COM       747277101       10,637      777,016  SH         Sole                   777,016
Republic Services, Inc.         COM       760759100       10,981      415,000  SH         Sole                   415,000
Rofin-Sinar Technologies, Inc.  COM       775043102        5,328      281,458  SH         Sole                   281,458
Rogers Corp.                    COM       775133101        9,346      235,953  SH         Sole                   235,953
Ross Stores, Inc.               COM       778296103       14,368      230,000  SH         Sole                   230,000
Saks, Inc.                      COM       79377w108        9,719      912,600  SH         Sole                   912,600
State Street Corp.              COM       857477103        4,799      107,500  SH         Sole                   107,500
Stone Energy Corp.              COM       861642106        9,846      388,541  SH         Sole                   388,541
SunTrust Banks, Inc.            COM       867914103          242       10,000  SH         Sole                    10,000
Synopsys, Inc.                  COM       871607107       48,145    1,635,904  SH         Sole                 1,635,904
Teradata Corp.                  COM       88076W103       14,992      208,190  SH         Sole                   208,190
Texas Instruments, Inc.         COM       882508104        3,097      107,964  SH         Sole                   107,964
Trimble Navigation Limited      COM       896239100        2,991       65,000  SH         Sole                    65,000
United Rentals, Inc.            COM       911363109       12,765      374,997  SH         Sole                   374,997
Universal Health Services, Inc  COM       913903100       67,684    1,568,200  SH         Sole                 1,568,200
Varian Medical Systems, Inc.    COM       92220P105       16,499      271,500  SH         Sole                   271,500
W.W. Grainger, Inc.             COM       384802104       13,387       70,000  SH         Sole                    70,000
WSFS Financial Corp.            COM       929328102        1,962       48,546  SH         Sole                    48,546
Willis Group Holdings plc       COM       G96666105       53,196    1,457,820  SH         Sole                 1,457,820